Annual Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Issued Capital [Member]	Equity Reserves [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit [Member]	Non-controlling interest [Member]	Total
Balance, beginning of the year (Cost) at Dec. 31, 2022	$ 411,646	$ 14,138	$ (112,165)	$ (48,227)	$ 9,162	$ 274,554
Balance, beginning of the year (Shares) at Dec. 31, 2022	64,006					64,006
Share-based payments		(846)		484		$ (362)
Exercise of restricted share units	$ 649	(649)
Exercise of restricted share units (Shares)	45					45
Expiry of warrants		(78)		78
Expiry of stock options		(365)		365
Currency translation adjustment			13,965			$ 13,965
Net loss for the year				(30,343)	(2,015)	(32,358)
Balance, end of the year (Cost) at Dec. 31, 2023	$ 412,295	12,200	(98,200)	(77,643)	7,147	$ 255,799
Balance, end of the year (Shares) at Dec. 31, 2023	64,051					64,051
Share-based payments		890		431		$ 1,321
Exercise of restricted share units	$ 693	(693)
Exercise of restricted share units (Shares)	61					61
Expiry of stock options		(544)		544
Currency translation adjustment			(35,327)			$ 35,327
Net loss for the year				(49,828)	(737)	(50,565)
Balance, end of the year (Cost) at Dec. 31, 2024	$ 412,988	$ 11,853	$ (133,527)	$ (126,496)	$ 6,410	$ 171,228
Balance, end of the year (Shares) at Dec. 31, 2024	64,112					64,112